SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands						6 Months Ended		12 Months Ended
	Feb. 28, 2017	Feb. 15, 2017	Oct. 28, 2016	Aug. 31, 2016	Feb. 11, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Storage Service Agreement, Term		10 years
Payments of Capital Distribution						$ 5,252	$ 61,667	$ 139,434	$ 350,658	$ 361,352
Non-cancelable operating lease term		20 years
Stockholders' Equity, Capital Distributions								$ 139,434	$ 350,658	$ 361,352
PBF Energy Inc. [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Dividends declared per share					$ 0.30
Subsequent Event [Member] | PBF Energy [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Dividends declared per share			$ 0.3
Stockholders' Equity, Capital Distributions			$ 34,100
PBF LLC [Member] | Fourth Amended and Restated O&M Agreement [Member]
Subsequent Event [Line Items]
Related Party Transaction, Annual Fee				$ 6,386
PBF LLC [Member] | Fifth Amended and Restated O&M Agreement [Member]
Subsequent Event [Line Items]
Related Party Transaction, Annual Fee	$ 6,700					$ 6,696